Schedule of Investments (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Investments In Trading Securities Schedule Of Investments 1	$ 530,829
Investments In Trading Securities Schedule Of Investments 2	511,672
Investments In Trading Securities Schedule Of Investments 3	651,580
Investments In Trading Securities Schedule Of Investments 4	(260,520)
Investments In Trading Securities Schedule Of Investments 5	(263,080)
Investments In Trading Securities Schedule Of Investments 6	(550,366)
Investments In Trading Securities Schedule Of Investments 7	270,309
Investments In Trading Securities Schedule Of Investments 8	248,592
Investments In Trading Securities Schedule Of Investments 9	$ 101,214